Supplemental Cash Flow Disclosures (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplemental cash flow disclosures
Interest paid	$ 96,203		$ 114,996		$ 123,805
Income taxes paid (refunded)	(66,994)		87,139		53,009
Repayment of short-term debt	(32,671)
Supplemental cash flows, stock based compensation
Net cash receipts from exercise of stock options and vesting of other stock awards	32		309		819
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	5,447		3,574		1,572
Cash disbursements for payments of taxes	(3,512)	[1]	(3,065)	[1]	(1,654)	[1]
Net cash receipts from exercise of stock options and vesting of other stock awards	1,935		509		(82)
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	1,463		1,657		1,630
Cash disbursements for payments of taxes	(1,431)	[1]	(1,348)	[1]	(811)	[1]
Net cash receipts from exercise of stock options and vesting of other stock awards	32		309		819
Special Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld	65,638	[2]	43,580	[2]	26,999	[2]
Aggregate value of shares withheld	1,537		1,348		811
US Cellular Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Shares withheld	120,250	[2]	310,388	[2]	200,025	[2]
Aggregate value of shares withheld	$ 5,952		$ 13,527		$ 7,622

[1]	In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.
[2]	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.